Share Capital - Summary of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Issued, beginning balance | $	$ 3,617,570	$ 3,617,570	$ 3,617,900
Issued pursuant to warrant agreement	6,332,778	9,152,869	1,417	$ (330)
Issued, ending balance | $	$ 3,617,570	$ 3,617,570	$ 3,617,570
Warrants exercisable into common shares (shares)	1,730,894
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (shares)	16,443,500	16,443,500	16,445,000	16,445,000
Issued pursuant to equity warrant exercised (shares)			(1,500)	(1,500)
Number of shares outstanding at the end of period (shares)	16,443,500	16,443,500	16,443,500	16,443,500